Segments - Segment Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues third party	$ 106,848	$ 149,004	$ 88,744
Net income/(loss) from equity accounted investments	(1)	620	259
Total revenues and other income	107,174	150,806	90,924
Purchases (net of inventory variation)	(48,175)	(53,806)	(35,160)
Operating, selling, general and administrative expenses	(11,800)	(10,593)	(9,378)
Depreciation and amortisation	(9,373)	(8,878)	(10,432)
Net impairment (losses)/reversals	1,260	2,487	(1,287)
Exploration expenses	(795)	(1,205)	(1,004)
Total Operating expenses	(71,404)	(71,995)	(57,261)
Net operating income/(loss)	35,770	78,811	33,663
Additions to PP&E, intangibles and equity accounted investments	14,500	9,994	8,506
Balance sheet information [abstract]
Equity accounted investments	2,508	2,758	2,686
Noncurrent Assets	81,525	79,851	84,618
Assets classified as held for sale	1,064	1,018	676
REN [Member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,007	298
Unallocated amounts [Member]
Balance sheet information [abstract]
Noncurrent Assets	14,487	15,437	13,406
Segments [Member]
Disclosure of operating segments [line items]
Net income/(loss) from equity accounted investments	(1)	620	259
Other income	327	1,182	1,921
Balance sheet information [abstract]
Noncurrent Assets	64,530	61,656	68,527
Segments [Member] | E&P- Norway [Member]
Disclosure of operating segments [line items]
Revenues third party	230	304	261
Net income/(loss) from equity accounted investments	0	0	0
Other income	111	994	154
Total revenues and other income	38,340	75,930	39,386
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(3,759)	(3,782)	(3,653)
Depreciation and amortisation	(4,429)	(4,986)	(6,002)
Net impairment (losses)/reversals	588	819	1,102
Exploration expenses	(476)	(366)	(363)
Total Operating expenses	(9,253)	(8,315)	(8,915)
Net operating income/(loss)	29,087	67,614	30,471
Additions to PP&E, intangibles and equity accounted investments	5,939	4,922	4,943
Balance sheet information [abstract]
Equity accounted investments	3	3	3
Noncurrent Assets	28,915	28,510	36,502
Assets classified as held for sale	0	0	0
Segments [Member] | E&P International [Member]
Disclosure of operating segments [line items]
Revenues third party	993	1,099	1,115
Net income/(loss) from equity accounted investments	28	172	214
Other income	1	35	5
Total revenues and other income	7,032	7,431	5,565
Purchases (net of inventory variation)	(70)	(116)	(58)
Operating, selling, general and administrative expenses	(2,176)	(1,698)	(1,405)
Depreciation and amortisation	(2,123)	(1,445)	(1,734)
Net impairment (losses)/reversals	310	(286)	(1,587)
Exploration expenses	(20)	(638)	(451)
Total Operating expenses	(4,700)	(4,183)	(5,237)
Net operating income/(loss)	2,332	3,248	329
Additions to PP&E, intangibles and equity accounted investments	4,376	2,623	1,834
Balance sheet information [abstract]
Equity accounted investments	0	550	1,417
Noncurrent Assets	17,977	15,868	15,422
Assets classified as held for sale	1,064	1,018	676
Segments [Member] | E&P USA [Member]
Disclosure of operating segments [line items]
Revenues third party	277	305	377
Net income/(loss) from equity accounted investments	0	0	0
Other income	32	0	0
Total revenues and other income	4,319	5,523	4,149
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(1,178)	(938)	(1,074)
Depreciation and amortisation	(1,779)	(1,422)	(1,665)
Net impairment (losses)/reversals	(290)	1,060	(69)
Exploration expenses	(299)	(201)	(190)
Total Operating expenses	(2,966)	(1,501)	(2,998)
Net operating income/(loss)	1,353	4,022	1,150
Additions to PP&E, intangibles and equity accounted investments	1,206	764	690
Balance sheet information [abstract]
Equity accounted investments	0	0	0
Noncurrent Assets	11,049	11,311	11,406
Assets classified as held for sale	0	0	0
Segments [Member] | MMP [Member]
Disclosure of operating segments [line items]
Revenues third party	105,242	147,164	86,883
Net income/(loss) from equity accounted investments	12	406	22
Other income	23	9	168
Total revenues and other income	105,908	148,105	87,393
Purchases (net of inventory variation)	(95,769)	(139,916)	(80,873)
Operating, selling, general and administrative expenses	(4,916)	(4,591)	(3,753)
Depreciation and amortisation	(897)	(881)	(869)
Net impairment (losses)/reversals	343	895	(735)
Exploration expenses	0	0	0
Total Operating expenses	(101,925)	(144,493)	(86,230)
Net operating income/(loss)	3,984	3,612	1,163
Additions to PP&E, intangibles and equity accounted investments	844	1,212	517
Balance sheet information [abstract]
Equity accounted investments	783	688	113
Noncurrent Assets	3,997	4,619	4,006
Assets classified as held for sale	0	0	0
Segments [Member] | REN [Member]
Disclosure of operating segments [line items]
Revenues third party	20	16	8
Net income/(loss) from equity accounted investments	(33)	58	16
Other income	18	111	1,386
Total revenues and other income	17	185	1,411
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(462)	(265)	(163)
Depreciation and amortisation	(12)	(4)	(3)
Net impairment (losses)/reversals	300	0	0
Exploration expenses	0	0	0
Total Operating expenses	(774)	(269)	(166)
Net operating income/(loss)	(757)	(84)	1,245
Additions to PP&E, intangibles and equity accounted investments	2,007	298	457
Balance sheet information [abstract]
Equity accounted investments	1,665	1,452	1,108
Noncurrent Assets	1,575	316	157
Assets classified as held for sale	0	0	0
Segments [Member] | Other [Member]
Disclosure of operating segments [line items]
Revenues third party	85	115	99
Net income/(loss) from equity accounted investments	(8)	(16)	7
Other income	142	33	208
Total revenues and other income	253	187	355
Purchases (net of inventory variation)	(1)	0	(1)
Operating, selling, general and administrative expenses	(201)	(223)	(432)
Depreciation and amortisation	(133)	(142)	(158)
Net impairment (losses)/reversals	10	0	2
Exploration expenses	0	0	0
Total Operating expenses	(345)	(365)	(590)
Net operating income/(loss)	(92)	(178)	(234)
Additions to PP&E, intangibles and equity accounted investments	128	176	64
Balance sheet information [abstract]
Equity accounted investments	57	65	45
Noncurrent Assets	1,018	1,031	1,032
Assets classified as held for sale	0	0	0
Eliminations [Member]
Disclosure of operating segments [line items]
Revenues third party	0	0	0
Net income/(loss) from equity accounted investments	0	0	0
Other income	0	0	0
Total revenues and other income	(48,695)	(86,554)	(47,335)
Purchases (net of inventory variation)	47,665	86,227	45,772
Operating, selling, general and administrative expenses	893	904	1,102
Depreciation and amortisation	0	0	0
Net impairment (losses)/reversals	0	0	0
Exploration expenses	0	0	0
Total Operating expenses	48,558	87,130	46,873
Net operating income/(loss)	(137)	577	(461)
Additions to PP&E, intangibles and equity accounted investments	0	0	0
Balance sheet information [abstract]
Equity accounted investments	0	0	0
Noncurrent Assets	0	0	0
Assets classified as held for sale	0	0	0
Eliminations [Member] | E&P- Norway [Member]
Disclosure of operating segments [line items]
Total revenues and other income	(37,999)	(74,631)	(38,972)
Eliminations [Member] | E&P International [Member]
Disclosure of operating segments [line items]
Total revenues and other income	(6,009)	(6,124)	(4,230)
Eliminations [Member] | E&P USA [Member]
Disclosure of operating segments [line items]
Total revenues and other income	(4,009)	(5,217)	(3,771)
Eliminations [Member] | MMP [Member]
Disclosure of operating segments [line items]
Total revenues and other income	(633)	(527)	(321)
Eliminations [Member] | REN [Member]
Disclosure of operating segments [line items]
Total revenues and other income	(12)	0	0
Eliminations [Member] | Other [Member]
Disclosure of operating segments [line items]
Total revenues and other income	$ (33)	$ (55)	$ (41)